Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, plant and equipment
12.	Property, plant and equipment

12.1.	By class of assets

	Land, buildings and improvement		Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (oil and gas producing properties) (***)	Total
Balance at January 1, 2016	6,100		73,893	37,610	43,694	161,297

Additions	110		917	11,846	203	13,076
Additions to / review of estimates of decommissioning costs	—		—	—	937	937
Capitalized borrowing costs	—		—	1,724	—	1,724
Write-offs	(64)		(140)	(1,371)	(43)	(1,618)
Transfers (****)	387		4,519	(15,863)	5,912	(5,045)
Depreciation, amortization and depletion	(428)		(7,520)	—	(5,862)	(13,810)
Impairment recognition	(319)		(3,891)	(439)	(1,932)	(6,581)
Impairment reversal	—		768	—	179	947
Cumulative translation adjustment	1,196		10,178	5,062	8,107	24,543

Balance at December 31, 2016	6,982		78,724	38,569	51,195	175,470

Cost	9,999		127,539	38,569	80,662	256,769
Accumulated depreciation, amortization and depletion	(3,017)		(48,815)	—	(29,467)	(81,299)

Balance at December 31, 2016	6,982		78,724	38,569	51,195	175,470

Additions	2		1,167	11,031	31	12,231
Additions to / review of estimates of decommissioning costs	—		—	—	4,503	4,503
Capitalized borrowing costs	—		—	1,972	—	1,972
Write-offs	(14)		(6)	(545)	(35)	(600)
Transfers	316		3,296	(7,631)	3,079	(940)
Depreciation, amortization and depletion	(437)		(7,320)	—	(5,366)	(13,123)
Impairment recognition	(145)		(937)	(568)	(892)	(2,542)
Impairment reversal	52		831	165	692	1,740
Cumulative translation adjustment	(91)		(753)	(472)	(745)	(2,061)

Balance at December 31, 2017	6,665		75,002	42,521	52,462	176,650

Cost	9,914		128,603	42,521	86,491	267,529
Accumulated depreciation, amortization and depletion	(3,249)		(53,601)	—	(34,029)	(90,879)

Balance at December 31, 2017	6,665		75,002	42,521	52,462	176,650

Weighted average useful life in years	40 (25 to 50 (except land	) )	20 (3 to 31) (****)		Units of production method

(*)	It is composed of platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, rights of use and other operating, storage and production plants, also including exploration and production assets depreciated based on the units of production method.
(**)	See note 29 for assets under construction by business area.
(***)	It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated to proved reserves and other costs directly associated to the exploration and production of oil and gas.
(***)	In 2016 it includes transfers to assets held for sale.

In 2017, additions to property, plant and equipment primarily relate to E&P projects in pre-salt fields of Santos basin, such as Búzios, Lula and Atapu as well as Libra block. The Company also made investments aiming at maintaining the production in mature fields and at improving operational efficiency of the production, especially in Campos basin, and in projects relating to the infrastructure for transporting and processing natural gas from the pre-salt layer in the Santos Basin (Route 1, 2 and 3).

Moreover, important platforms started operating in 2017, such as the FPSOs Libra Pioneer, in Mero field, and P-66, in South of Lula field, as well as the interconnection of new wells to FPSOs Cidade de Saquarema, Cidade de Maricá and Cidade de Itaguaí, in pre-salt fields of Santos basin.

In addition to the capital commitments previously reported and in line with the investments foreseen in the Strategic Plan and the 2017-2021 Business and Management Plan, in 2017, the Company entered into agreements for the acquisition and construction of property, plant and equipment, especially the contract for the conclusion of the hull conversion of FPSO P-76, in the amount of US$ 497, and the contract for the supply of flexible pipelines for the production, gas lifting and water injection in many pre-salt projects, in the total amount of US$ 596, expiring in March 2018 and May 2022, respectively.

At December 31, 2017, property, plant and equipment include assets under finance leases of US$ 118 (US$ 125 as of December 31, 2016).

12.2.	Estimated useful life

	Buildings and improvements, equipment and other assets
Estimated useful life	Cost	Accumulated depreciation	Balance at 2017
5 years or less	4,017	(2,897)	1,120
6 - 10 years	11,592	(6,841)	4,751
11 - 15 years	1,379	(708)	671
16 - 20 years	38,961	(14,561)	24,400
21 - 25 years	18,879	(6,138)	12,741
25 - 30 years	13,984	(3,896)	10,088
30 years or more	24,030	(6,636)	17,394
Units of production method	25,326	(15,173)	10,153

Total	138,168	(56,850)	81,318

Buildings and improvements	9,565	(3,249)	6,316
Equipment and other assets	128,603	(53,601)	75,002

12.3.	Concession for exploration of oil and natural gas—Assignment Agreement (“Cessão Onerosa”)

Petrobras and the Brazilian Federal Government entered into the Assignment Agreement in 2010, which grants the Company the right to carry out prospecting and drilling activities for oil, natural gas and other liquid hydrocarbons located in the pre-salt area, subject to a maximum production of five billion barrels of oil equivalent. The agreement has a term of forty years and is renewable for a further five years subject to certain conditions. As of December 31, 2017, the Company’s property, plant and equipment include the amount of US$ 22,614 related to the Assignment Agreement (US$ 22,954 as of December 31, 2016).

Petrobras has already declared commerciality in fields of all six blocks under this agreement: Franco (Búzios), Florim (Itapu), Nordeste de Tupi (Sépia), Entorno de Iara (Norte de Berbigão, Sul de Berbigão, Norte de Sururu, Sul de Sururu, Atapu), Sul de Guará (Sul de Sapinhoá) and Sul de Tupi (Sul de Lula).

The agreement establishes that its review procedures will commence immediately after the declaration of commerciality for each area and must be based on reports by independent experts engaged by Petrobras and the ANP.

If the review of the Assignment Agreement determines that the value of acquired rights is greater than the amount initially paid, the Company may be required to pay the difference to the Brazilian Federal Government, or may proportionally reduce the total volume of barrels acquired under the agreement in order to match with the amount originally paid. If the review determines that the value of the acquired rights is lower than initially paid by the Company, the Brazilian Federal Government will reimburse the Company for the difference by delivering cash or bonds or equivalent means of payment, subject to budgetary regulations.

The information gathered after drilling over 50 exploratory wells and performing extended well tests in this area, as well as the extensive knowledge acquired on the pre-salt layer of Santos Basin, made possible the identification of volumes exceeding five million barrels of oil equivalent.

The formal review procedures for each block are based on costs incurred over the exploration phase, and estimated costs and production for the development period. The review of the Assignment Agreement may result in renegotiation of: (i) the amount of the agreement; (ii) the total volume (in barrels of oil) to be produced; (iii) the term of the agreement; and (iv) the minimum percentages of local content.

In November 2017, the Company set up an internal commission responsible for the negotiation with the Brazilian Federal Government, composed of representatives of the Chief Exploration and Production Officer and the Chief Financial Officer.

In January 2018, the Brazilian Federal Government established, through the Interministerial Ordinance No. 15/2018, the Interministerial Commission responsible to negotiate and conclude the terms of this review, within 60 days, extendable for the same period.

The negotiations are ongoing and have taken into account appraisals by independent experts engaged by both parties and their respective reports. As at the date of issue of these financial statements, the final amount to be established for this agreement is not defined.

The Company considers that this surplus provides an opportunity to enter into an agreement concerning the compensation to the Company arising from this review. Therefore, aiming to support an eventual negotiation where this compensation would be paid through the right over exceeding volume, the Company is complementing its assessment based on reports issued by the independent experts it has engaged.

This review process of the Assignment Agreement has been monitored by the Minority Shareholders Committee, which is composed of two board members elected by the minority shareholders and by a third independent member with knowledge in technical-financial analysis of investment projects. This Committee will provide support to the board’s decisions through opinions about related matters.

12.4.	Oil and Gas fields operated by Petrobras returned to ANP

In 2017 the following oil and gas fields were returned to ANP: Mosquito, Siri and Saíra. These fields were returned to ANP mainly due to their economic unfeasibility. However, due to impairment losses recorded for these assets in prior years, these write-offs amounted to US$ 0.1.

In 2016 the following oil and gas fields were returned to ANP: Tiziu, Japuaçu, Rio Joanes, part of Golfinho and part of Tambuatá. These fields were returned to ANP mainly due to their uneconomic feasibility and, as a consequence, the Company wrote off the amount of US$ 4 as other income and expenses, in addition to impairments recognized in prior years.

In 2015, the oil and gas fields Itaparica, Camaçari, Carapicú, Baúna Sul, Salema Branca, Nordeste Namorado, part of Rio Preto, Pirapitanga, Piracucá, Catuá and part of Mangangá were returned to ANP and the Company wrote-off the amount of US$ 264 as other income and expenses.